Employee Benefit Plan, Description of Plan (Details) - EBP 62-1612879-001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Forfeited Nonvested Account	$ 87,768	$ 895,702
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 1,143,753
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%